PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, equipment and software, net
Depreciation and amortization of property, equipment and software	¥ 86,900,000	$ 12,200,000	¥ 91,380,588	¥ 47,435,448
Gain (Loss) on Disposition of Property Plant Equipment	50,000,000	7,000,000	8,800,000	3,900,000
Impairment on equipment	161,000,000.0	22,700,000	176,900,000	11,600,000
Cost of revenues
Property, equipment and software, net
Depreciation and amortization charges	69,400,000	9,800,000	45,400,000	16,600,000
General and administrative expense
Property, equipment and software, net
Depreciation and amortization charges	¥ 17,500,000	$ 2,400,000	¥ 46,000,000.0	¥ 30,800,000